IFRS 7 - Disclosure - Liquidity Risk - Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 571,730	$ 391,613
Toronto-Dominion Bank [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	225,255	139,550
Bank subsidiaries [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	322,878	228,978
Foreign branches [member]
Disclosure Of Unencumbered Assets [line items]
Unencumbered liquid assets	$ 23,597	$ 23,085